Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accounts Receivable, Net [Line Items]
Less: allowances	¥ (4,214,100)	$ (602,608)	¥ (5,645,777)
Accounts receivable, net	81,335,494	11,630,821	99,688,034
Receivables from Franchise and Managed Hotels [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	61,730,297	8,827,315	78,125,555
Receivables from Third-Party Merchandisers for Sublease Rental [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	12,520,056	1,790,344	11,325,847
Receivable from Individual and Corporate Customers and Travel Agents [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	5,108,890	730,562	7,392,616
Receivables from Distributors, Supermarkets and Franchise and Managed Restaurants [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable, gross	¥ 6,190,351	$ 885,208	¥ 8,489,793